Summary of Significant Accounting Policies - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
Net operating cash outflow	(286,928,364)	(244,966,008)	(145,772,833)
Accumulated losses	(1,380,173,392)	(637,528,160)
Allowance for doubtful accounts	2,356,034	0
Delivery costs	73,615,391	38,604,864	12,232,737
Impairment losses of long-lived assets	7,222,765	1,001,880	0
Restricted net assets	789,217,070
Company owned and operated stores
Store depreciation and amortization	¥ 118,658,800	¥ 62,678,633	¥ 16,449,684
TH Hong Kong International limited | Maximum
Equity ownership percentage	100.00%